INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Valuation allowance	$ (24,997)	$ (24,059)	$ (27,062)	$ (41,316)
Continuing Operations
Deferred tax assets:
Long-lived assets depreciation	1,665	1,352
Deferred government subsidy	60	0
Net operating loss carried forward	709	729
Sub-total	2,434	2,081
Valuation allowance	(709)	(729)
Total deferred tax assets	1,725	1,352
Deferred tax liabilities:
Long-lived assets depreciation	(4,540)	(5,227)
Difference in basis of buildings	(646)	(1,141)
Total deferred tax liabilities	(5,186)	(6,368)
Deferred tax liabilities, net	$ (3,461)	$ (6,368)